Segment Reporting - Schedule of Revenues, by Geographic Area from External Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues, by Geographic Area from External Customers [Line Items]
Total revenues	$ 570,996,806	$ 390,229,672	$ 389,602,570
Chief Operating Decision Maker (CODM) [Member]
Schedule of Revenues, by Geographic Area from External Customers [Line Items]
Total revenues	556,033,742	377,306,177	374,769,532
United States [Member]
Schedule of Revenues, by Geographic Area from External Customers [Line Items]
Total revenues	516,465,261	355,022,439	363,746,474
Singapore [Member]
Schedule of Revenues, by Geographic Area from External Customers [Line Items]
Total revenues	13,155,299	10,923,140	5,590,646
Hong Kong [Member]
Schedule of Revenues, by Geographic Area from External Customers [Line Items]
Total revenues	6,770,376	6,692,262	5,066,724
Canada [Member]
Schedule of Revenues, by Geographic Area from External Customers [Line Items]
Total revenues	8,304,728	1,605,292
Others [Member]
Schedule of Revenues, by Geographic Area from External Customers [Line Items]
Total revenues	$ 11,338,078	$ 3,063,044	$ 365,688